Vanguard Mid -Cap Growth Fund

Schedule of Investments (unaudited)
As of July 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value
		Shares	($000)
Common Stocks (95.0%)
Communication Services (3.5%)
*	Twitter Inc.	1,658,309	60,362
*	Take-Two Interactive Software Inc.	302,044	49,541
*	Match Group Inc.	299,382	30,747
*	Electronic Arts Inc.	158,427	22,436
*	ZoomInfo Technologies Inc. Class A	14,940	611
			163,697
Consumer Discretionary (13.8%)
*	O'Reilly Automotive Inc.	167,028	79,736
*	Lululemon Athletica Inc.	212,417	69,161
	Dollar General Corp.	355,462	67,680
*	Burlington Stores Inc.	323,094	60,742
	Pool Corp.	122,260	38,720
*	Chipotle Mexican Grill Inc. Class A	32,060	37,034
*,^	Caesars Entertainment Inc.	1,069,600	33,211
*	Bright Horizons Family Solutions Inc.	302,845	32,477
	Wendy's Co.	1,023,170	23,717
	Domino's Pizza Inc.	60,621	23,437
*,^	Mattel Inc.	1,744,764	19,384
*	Floor & Decor Holdings Inc. Class A	258,009	17,003
*	Grand Canyon Education Inc.	176,470	15,660
*	Carvana Co. Class A	99,042	15,347
	Dunkin' Brands Group Inc.	222,210	15,272
*	CarMax Inc.	145,860	14,144
*	Chewy Inc.	239,310	12,561
	Ross Stores Inc.	124,773	11,188
	Vail Resorts Inc.	55,852	10,725
*	Planet Fitness Inc. Class A	192,650	10,056
	Advance Auto Parts Inc.	66,482	9,982
*	Etsy Inc.	78,930	9,344
	Aramark	438,488	9,261
			635,842
Consumer Staples (1.0%)
	Church & Dwight Co. Inc.	181,390	17,473
	Lamb Weston Holdings Inc.	261,400	15,705
*,^	Beyond Meat Inc.	106,400	13,396
			46,574
Financials (4.8%)
	MSCI Inc. Class A	146,065	54,917
	KKR & Co. Inc.	1,037,969	36,713
	Moody's Corp.	105,278	29,615
	Aon plc Class A	126,559	25,972
	Nasdaq Inc.	185,966	24,419
*	SVB Financial Group	85,074	19,080
	MarketAxess Holdings Inc.	32,210	16,643

	Hamilton Lane Inc. Class A	178,067	12,864
			220,223
Health Care (20.0%)
*	DexCom Inc.	142,695	62,149
*	Insulet Corp.	273,325	55,583
*	Veeva Systems Inc. Class A	208,953	55,283
*	IDEXX Laboratories Inc.	112,969	44,934
	West Pharmaceutical Services Inc.	138,010	37,107
*	Exact Sciences Corp.	363,965	34,486
*	Charles River Laboratories International Inc.	162,070	32,250
*	Seattle Genetics Inc.	193,102	32,107
*	Horizon Therapeutics plc	496,438	30,377
	Teleflex Inc.	79,934	29,823
*	Royalty Pharma plc Class A	624,010	26,864
*	Incyte Corp.	271,778	26,841
*	Masimo Corp.	100,610	22,146
*	BioMarin Pharmaceutical Inc.	181,265	21,717
	ResMed Inc.	106,104	21,487
	Encompass Health Corp.	310,180	21,117
*	Align Technology Inc.	70,900	20,832
*	Centene Corp.	312,463	20,388
	Cooper Cos. Inc.	70,432	19,927
*	Neurocrine Biosciences Inc.	160,370	19,302
	AmerisourceBergen Corp. Class A	189,740	19,010
*	Bluebird Bio Inc.	305,598	18,550
*	Mettler-Toledo International Inc.	17,985	16,816
	Humana Inc.	41,870	16,432
*	Hologic Inc.	212,873	14,854
*	Iovance Biotherapeutics Inc.	484,320	14,079
*	ICON plc	71,874	13,330
*	Edwards Lifesciences Corp.	156,802	12,295
*	Fate Therapeutics Inc.	387,260	12,110
*,^	GW Pharmaceuticals plc ADR	94,790	12,098
*	10X Genomics Inc. Class A	118,260	11,633
*	Moderna Inc.	156,737	11,614
*	Alcon Inc.	177,429	10,642
*	Apellis Pharmaceuticals Inc.	410,430	10,626
	STERIS plc	63,264	10,099
*	Ascendis Pharma A/S ADR	71,680	9,864
	Agilent Technologies Inc.	102,291	9,854
*	Molina Healthcare Inc.	52,239	9,649
*	Allogene Therapeutics Inc.	217,550	7,978
*	Varian Medical Systems Inc.	55,225	7,882
*	Penumbra Inc.	35,442	7,865
*	ABIOMED Inc.	25,686	7,704
*	Illumina Inc.	19,809	7,570
*	Sage Therapeutics Inc.	159,220	7,256
*	ACADIA Pharmaceuticals Inc.	124,160	5,161
			919,691
Industrials (12.3%)
	IHS Markit Ltd.	786,880	63,525
*	CoStar Group Inc.	38,310	32,554
	TransUnion	358,624	32,122
	Cintas Corp.	105,160	31,745
*	Generac Holdings Inc.	197,090	31,057
	BWX Technologies Inc.	539,448	29,411

Waste Connections Inc.	251,593	25,756
Rockwell Automation Inc.	115,271	25,145
Knight-Swift Transportation Holdings Inc.	574,876	25,001
Verisk Analytics Inc. Class A	129,260	24,393
L3Harris Technologies Inc.	137,884	23,210
Nordson Corp.	119,730	23,183
IDEX Corp.	137,760	22,706
AMETEK Inc.	216,210	20,162
* FTI Consulting Inc.	139,400	16,650
* Stericycle Inc.	275,025	16,621
* Trex Co. Inc.	117,340	16,349
Quanta Services Inc.	406,074	16,231
Old Dominion Freight Line Inc.	84,790	15,501
JB Hunt Transport Services Inc.	98,134	12,698
Trane Technologies plc	111,620	12,487
Pentair plc	264,860	11,349
Masco Corp.	178,057	10,178
Roper Technologies Inc.	23,400	10,119
Hexcel Corp.	246,730	9,203
Fortune Brands Home & Security Inc.	90,942	6,957
		564,313
Information Technology (35.3%)
* RingCentral Inc. Class A	454,376	131,892
* Square Inc.	564,772	73,336
Microchip Technology Inc.	644,062	65,520
KLA Corp.	314,297	62,806
Global Payments Inc.	349,133	62,153
* DocuSign Inc. Class A	272,424	59,070
Marvell Technology Group Ltd.	1,564,323	57,051
* Wix.com Ltd.	196,040	56,946
* Okta Inc.	254,721	56,288
* Twilio Inc. Class A	200,300	55,567
Amphenol Corp. Class A	518,937	54,883
* Splunk Inc.	246,795	51,782
* Synopsys Inc.	251,760	50,156
Monolithic Power Systems Inc.	186,105	49,320
Lam Research Corp.	124,636	47,008
* Paycom Software Inc.	153,844	43,749
* Advanced Micro Devices Inc.	529,198	40,976
* Coupa Software Inc.	130,325	39,938
* MongoDB Inc.	150,074	34,379
* Dropbox Inc. Class A	1,447,002	32,919
Jack Henry & Associates Inc.	165,840	29,569
* Keysight Technologies Inc.	294,400	29,408
* Guidewire Software Inc.	233,862	27,516
* Trimble Inc.	608,080	27,066
* Atlassian Corp. plc Class A	141,724	25,035
* Five9 Inc.	206,921	25,000
* GoDaddy Inc. Class A	316,299	22,229
Leidos Holdings Inc.	228,593	21,753
* Fair Isaac Corp.	48,870	21,463
* Black Knight Inc.	276,278	20,699
Xilinx Inc.	190,975	20,501
* Proofpoint Inc.	169,060	19,555
* Autodesk Inc.	77,149	18,240
* FleetCor Technologies Inc.	69,750	18,035
Entegris Inc.	250,590	18,020

*	Dynatrace Inc.			409,219	17,118
*	Workday Inc. Class A			93,473	16,911
	Genpact Ltd.			419,110	16,689
	CDW Corp.			132,561	15,410
*	Zendesk Inc.			162,010	14,767
	SS&C Technologies Holdings Inc.			250,603	14,410
*	Cree Inc.			198,330	13,669
	Booz Allen Hamilton Holding Corp. Class A			128,400	10,498
*	Tyler Technologies Inc.			24,925	8,904
*	Ceridian HCM Holding Inc.			106,922	8,371
*	Avalara Inc.			54,593	7,340
*	Slack Technologies Inc. Class A			183,440	5,421
*	Medallia Inc.			124,010	3,811
					1,623,147
Materials (2.8%)
	FMC Corp.			368,619	39,092
	Ball Corp.			376,332	27,709
	Sherwin-Williams Co.			36,566	23,692
	Scotts Miracle -Gro Co.			126,950	20,130
	Vulcan Materials Co.			143,134	16,807
					127,430
Real Estate (1.5%)
	SBA Communications Corp. Class A			218,374	68,032

Total Common Stocks (Cost $3,193,810)					4,368,949
		Coupon
Temporary Cash Investments (4.1%)
Money Market Fund (3.9%)
1,2 Vanguard Market Liquidity Fund		0.194%		1,799,422	179,942

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.2%)
3	United States Cash Management Bill	0.210%	9/15/20	1,080	1,080
3	United States Cash Management Bill	0.116%	9/29/20	1,900	1,900
3	United States Cash Management Bill	0.165%	11/3/20	3,400	3,399
3	United States Cash Management Bill	0.145%	12/15/20	80	80
3	United States Treasury Bill	0.087%	9/24/20	500	500
					6,959
Total Temporary Cash Investments (Cost $186,857)					186,901
Total Investments (99.1%) (Cost $3,380,667)					4,555,850
Other Assets and Liabilities—Net (0.9%)					40,836
Net Assets (100%)					4,596,686
Cost in in $000.

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $40,218,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2 Collateral of $43,477,000 was received for securities on loan.
3 Securities with a value of $6,959,000 and cash of $3,900,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

Mid-Cap Growth Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2020	974	158,932	5,026

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Mid-Cap Growth Fund

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of July
31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	4,368,949	—	—	4,368,949
Temporary Cash Investments	179,942	6,959	—	186,901
Total	4,548,891	6,959	—	4,555,850
Derivative Financial Instruments
Assets
Futures Contracts[1]	657	—	—	657
1 Represents variation margin on the last day of the reporting period.